Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities

	December 31,
	2012	2011
	U.S. Dollars
Liability for contingent consideration in respect of
business combinations (1)	4,968	4,412
Liability to OCS, mainly in respect of business combinations (2)	5,281	4,627

	10,249	9,039

(1)
In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 23) are measured at fair value using Level 3 inputs.

(2)
Of the total long-term liability to OCS, $4,683 is in respect of the acquisitions of Printar and SELA. As of December 31, 2012 and 2011, only the accretion of time value had affected the remaining liabilities to the OCS resulting from the acquisitions, net of royalty repayments made to the OCS.  The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2012 were 16% and 20%, respectively. (As of December 31, 2011, 20% for both Printar and SELA).

The remaining $598 of the liability to OCS is in respect of new grants received in 2010 and 2009.

See Note 11 for current maturities of liability for contingent consideration and liability to OCS.